CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 302,076	$ 179,874	$ 105,789
Cost of revenue	(174,209)	(117,937)	(78,003)
Gross profit	127,867	61,937	27,786
Operating expenses:
Research and development expenses	(174,289)	(77,430)	(52,003)
Sales and marketing expenses	(75,384)	(37,556)	(37,017)
General and administrative expenses	(71,589)	(17,868)	(12,196)
Other operating (expenses)/incomes, net	9,835	1,071	(10)
Total operating expenses	(311,427)	(131,783)	(101,226)
Loss from operations	(183,560)	(69,846)	(73,440)
Other income/(loss)
Other non-operating incomes, net	1,958
Financial income, net	7,286	3,220	3,326
Foreign exchange loss, net	(618)	(80)	(239)
Loss before income tax expense	(174,934)	(66,706)	(70,353)
Income tax expense	(490)	(206)	(124)
Net loss	(175,424)	(66,912)	(70,477)
Net loss attributable. to Tuya Inc.	(175,424)	(66,912)	(70,477)
Deemed dividend to convertible preferred shareholders			(3,430)
Net loss attribute to ordinary shareholders	(175,424)	(66,912)	(73,907)
Net loss	(175,424)	(66,912)	(70,477)
Other comprehensive (loss)/income
Changes in fair value of long-term investments	357
Foreign currency translation	1,482	2,882	(428)
Total comprehensive loss attributable to Tuya Inc.	$ (173,585)	$ (64,030)	$ (70,905)
Weighted average number of ordinary shares used in computing net loss per share, basic	489,149,533	221,980,000	221,980,000
Weighted average number of ordinary shares used in computing net loss per share, diluted	489,149,533	221,980,000	221,980,000
Net loss per share attributable to ordinary shareholders-basic	$ (0.36)	$ (0.30)	$ (0.33)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.36)	$ (0.30)	$ (0.33)
Research and development expenses
Other comprehensive (loss)/income
Share-based compensation expenses	$ 14,542	$ 2,596	$ 1,218
Sales and marketing expenses
Other comprehensive (loss)/income
Share-based compensation expenses	6,702	1,529	1,109
General and administrative expenses
Other comprehensive (loss)/income
Share-based compensation expenses	$ 44,845	$ 5,321	$ 2,893